UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                December 31, 2012

Check here if Amendment [    ];                Amendment Number:
This Amendment (Check only one.):              [    ] is a restatement.
                                               [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          John Hancock Life Insurance Company (U.S.A.)
Address:       601 Congress Street
               Boston, MA 02110-2805


Form 13F File Number:                    028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Maureen M. Milet
Title:         Vice President & Chief Compliance Officer-Investments
Phone:         617-572-0203

Signature, Place and Date of Signing:


Maureen M. Milet             Boston, Massachusetts              January 15, 2013
----------------             ---------------------              ----------------
[Signature]                  [City, State]                      [Date]





Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                ----
028-04428                           The Manufacturers Life Insurance Company
028-15079                           John Hancock Life Insurance Company (U.S.A.)